SEGMENT REPORTING	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 4. SEGMENT REPORTING

FASB ASC Topic 280, Segment Reporting, establishes standards for the manner in which companies report financial information about operating segments, products, services, geographic areas and major customers.

Our Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer.

Following the acquisition of IFP, we conduct our business through two operating segments:

1)	Commercially available Intelligent Fingerprinting Products (“IFPG” or “IFPG segment”)
2)	Development Stage Saliva Glucose Biosensor Platform (“SGBP” or “SGBP segment”)

The Company has determined it operates in two operating and reportable segments, as the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenue and other income by product types for the purpose of allocating resources and evaluating financial performance. Currently, the Company has two products offerings.

The IFPG segment accounted for 100% of the Company’s revenue during the year ended June 30, 2023.

The following table sets forth the Company’s revenue and other income by operating and reportable segment, disaggregated into geographic locations based on sales billed from the respective county, for the years ended June 30, 2023 and 2022, respectively.

A)	Revenue

	Year Ended June 30, 2023
	IFPG	SGBP	Total
United Kingdom	$1,061,191	$—	$1,061,191
Australia	6,491	—	6,491
Other	189,190	—	189,190
Total Revenue	$1,256,872	—	$1,256,872

No revenue was recognized during the year ended June 30, 2022.

B)	Other Income (Government Support Income)

	Year Ended June 30, 2023
	IFPG	SGBP	Total
Australia	$—	544,010	544,010
United Kingdom	193,618	—	193,618
Total Government Support Income	$193,618	544,010	$737,628

	Year Ended June 30, 2022
	IFPG	SGBP	Total
Australia	$—	437,146	437,146
United Kingdom	—	—	—
Total Government Support Income	$—	437,146	$437,146

The Company operates in various geographic locations. The Company does not discretely allocate assets to its operating segments, nor does management evaluate operating segments using discrete asset information. The Company’s consolidated assets are not specifically ascribed to its individual reportable segments. Rather, assets used in operations are generally shared across the Company’s operating and reportable segments.

Property and equipment, net and operating lease right-of-use assets, by geographic location, are summarized as follows:

	June 30, 2023	June 30, 2022
Australia	$761,220	391,408
United Kingdom	475,430	—
Total	$1,236,650	$391,408